Securities (Details) - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Securities [Abstract]
Mortgage-backed securities	$ 12,080,000
Unrealized losses	569,000	$ 15,000
Held-to-maturity mortgage-backed securities	274,000	40,000
Held-to-maturity mortgage-backed securities	$ 15,000	202,000
Unrealized losses		$ 3,000
Unrealized loss percentage	100.00%	2.40%
Pledged securities	$ 5,900,000	$ 1,700,000
Time deposits	$ 1,500,000	$ 1,500,000